Form N-1A Cover	Aug. 12, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 13, 2025
Prospectus Date	Jan. 08, 2025